INTANGIBLE ASSETS - Amortization expense (Details) - Amortization - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 187	¥ 240	¥ 295
Annual estimated amortization expense for intangible assets subject to amortization
2024	182
2025	156
2026	53
2027	53
2028	35
Total	¥ 479